INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, limitations on use	$ 298,400,000
Valuation allowance	75,003,000	$ 72,555,000
Increase (decrease) in valuation allowance	2,400,000
Uncertain tax positions		$ 0
Accrued interest and penalties related to uncertain tax positions	0
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	233,600,000
Indefinitely
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 64,800,000